Investment Objectives and Goals	Oct. 31, 2025
AllianzIM U.S. Equity Buffer10 May ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to match, at the end of the current Outcome Period, the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to a specified upside Cap, while providing a Buffer against the first 10% of Underlying ETF losses. The Cap and the Buffer will be reduced after taking into account management fees and other Fund fees and expenses. The current Outcome Period is from May 1, 2026 to April 30, 2027.

AllianzIM U.S. Equity Buffer20 May ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to match, at the end of the current Outcome Period, the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to a specified upside Cap, while providing a Buffer against the first 20% of Underlying ETF losses. The Cap and the Buffer will be reduced after taking into account management fees and other Fund fees and expenses. The current Outcome Period is from May 1, 2026 to April 30, 2027.

AllianzIM U.S. Equity 6 Month Buffer10 May/Nov ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to match, at the end of the current Outcome Period, the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to a specified upside Cap, while providing a Buffer against the first 10% of Underlying ETF losses. The Cap and the Buffer will be reduced after taking into account management fees and other Fund fees and expenses. The current Outcome Period is from May 1, 2026 to October 31, 2026.

AllianzIM U.S. Equity Buffer15 Uncapped May ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide, at the end of the current Outcome Period, returns that track the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying “ETF”) that are in excess of the Spread in positive market environments, while providing downside protection with a Buffer against the first 15% of Underlying ETF losses. The stated Spread and Buffer are before Fund fees and expenses. The current Outcome Period is from May 1, 2026 to April 30, 2027.